VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2N
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

December 7, 2015

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Voya Insurance and Annuity Company and its Separate Account B
Post-Effective Amendment No. 1 to Registration Statement on Form N-4
Prospectus Title: Voya Preferred Advantage Variable Annuity
File Nos.: 333-202174 and 811-05626
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Insurance and Annuity Company and its Separate Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•      The form of supplement to the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•      The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 7, 2015

If you have any questions regarding this submission, please call the undersigned at 860-580-2824

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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